Financial Instruments, Financial Risks and Capital Management (Details) - Schedule of Financial Instruments - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Financial assets
Financial assets at amortized cost	€ 4,717,014	€ 383,890
Financial liabilities
Financial liabilities at amortized cost	720,048	896,422
Lease liabilities	€ 4,697	€ 307,410